Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
Property, plant and equipment are amortized on a straight-line basis over their estimated useful lives as follows:

Buildings	10 - 30 years
Manufacturing plant, equipment and machinery	6 - 25 years
Fixtures, mobile and other equipment	2 - 10 years
Roads and bridges	Not exceeding 40 years
Major maintenance shutdowns	1 - 2 years
Supporting Information

	Manufacturing plant, equipment and machinery	Construction- in-progress	Roads and bridges	Other	Total
As at January 1, 2020 (currency remeasurement)	$1,435	$141	$39	$33	$1,648
Additions	117	47	10	—	174
Amortization[1]	(165)	—	(13)	—	(178)
Foreign exchange	13	—	1	—	14
Disposals	(1)	—	—	—	(1)
Transfers	50	(50)	—	—	—
As at December 31, 2020 (currency remeasurement)	$1,449	$138	$37	$33	$1,657

As at December 31, 2020 (currency remeasurement)
Cost	$3,738	$138	$132	$39	$4,047
Accumulated amortization	(2,289)	—	(95)	(6)	(2,390)
Net	$1,449	$138	$37	$33	$1,657

As at December 31, 2020 (currency remeasurement)	$1,449	$138	$37	$33	$1,657
Acquisitions (note 3)	2,163	118	—	20	2,301
Additions[2]	472	173	17	3	665
Amortization[1]	(497)	—	(13)	—	(510)
Foreign exchange	(8)	(1)	—	—	(9)
Disposals	(4)	—	—	—	(4)
Transfers	176	(176)	—	—	—
As at December 31, 2021	$3,751	$252	$41	$56	$4,100

As at December 31, 2021
Cost	$6,500	$252	$140	$62	$6,954
Accumulated amortization	(2,749)	—	(99)	(6)	(2,854)
Net	$3,751	$252	$41	$56	$4,100
1.Amortization of $506 million relates to cost of products sold and $4 million relates to selling, general and administration expense (2020 - $175 million and $3 million, respectively).
2.Manufacturing plant, equipment and machinery includes $276 million relating to the acquisition of the idled OSB mill near Allendale, South Carolina.